Victory Pioneer International Equity Fund
(successor to Pioneer International Equity Fund)
Schedule of Investments | August 31, 2025

Schedule of Investments  |  8/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.4%
	Common Stocks — 96.5% of Net Assets
	Aerospace & Defense — 2.2%
203,776	Hensoldt AG	$ 21,158,605
	Total Aerospace & Defense	$21,158,605

	Automobiles — 1.0%
488,000	Subaru Corp.	$ 9,518,219
	Total Automobiles	$9,518,219

	Banks — 20.1%
642,747	ABN AMRO Bank NV (C.V.A.) (144A)	$ 18,509,536
1,937,820	Bank of Ireland Group Plc	28,670,484
134,171	BNP Paribas S.A.	12,050,148
640,946	Danske Bank A/S	26,298,219
1,222,578	FinecoBank Banca Fineco S.p.A.	26,881,732
366,837	KB Financial Group, Inc.	28,498,815
568,204	Standard Chartered Plc	10,636,868
1,221,500	Sumitomo Mitsui Financial Group, Inc.	33,074,038
94,731	UniCredit S.p.A.	7,331,466
	Total Banks	$191,951,306

	Beverages — 4.6%
415,087	Anheuser-Busch InBev S.A.	$ 25,978,047
1,430,100	Asahi Group Holdings, Ltd.	18,057,391
	Total Beverages	$44,035,438

	Biotechnology — 0.6%
58,696(a)	BioNTech SE (A.D.R.)	$ 5,869,600
	Total Biotechnology	$5,869,600

	Broadline Retail — 0.6%
325,900	Alibaba Group Holding, Ltd.	$ 5,453,717
	Total Broadline Retail	$5,453,717

	Capital Markets — 1.0%
244,761	UBS Group AG	$ 9,896,435
	Total Capital Markets	$9,896,435

	Construction & Engineering — 2.2%
303,600	Taisei Corp.	$ 20,558,198
	Total Construction & Engineering	$20,558,198

	Construction Materials — 7.8%
463,112	Buzzi S.p.A.	$ 23,560,356
1Victory Pioneer International Equity Fund | 8/31/25

Shares		Value
	Construction Materials — (continued)
354,911	CRH Plc	$ 39,996,880
128,011	Holcim AG	10,732,235
	Total Construction Materials	$74,289,471

	Consumer Staples Distribution & Retail — 3.8%
21,796#+	Magnit PJSC	$ —
643,000	Seven & i Holdings Co., Ltd.	8,303,609
4,886,054	Tesco Plc	27,928,300
	Total Consumer Staples Distribution & Retail	$36,231,909

	Electrical Equipment — 6.2%
416,800	Fuji Electric Co., Ltd.	$ 26,597,630
993,300	Mitsubishi Electric Corp.	23,929,276
36,403	Schneider Electric SE	8,934,427
	Total Electrical Equipment	$59,461,333

	Financial Services — 3.8%
459,719	Edenred SE	$ 13,300,677
3,429,363	Nexi S.p.A. (144A)	21,794,807
286,993(a)	Worldline S.A. (144A)	953,157
	Total Financial Services	$36,048,641

	Health Care Equipment & Supplies — 2.2%
99,700	Hoya Corp.	$ 12,887,389
659,100	Olympus Corp.	7,663,434
	Total Health Care Equipment & Supplies	$20,550,823

	Household Durables — 3.8%
1,513,300	Persimmon Plc	$ 21,756,178
514,400	Sony Group Corp.	14,195,697
	Total Household Durables	$35,951,875

	Independent Power and Renewable Electricity Producers — 3.4%
815,090	RWE AG	$ 32,656,244
	Total Independent Power and Renewable Electricity Producers	$32,656,244

	Industrial Conglomerates — 2.4%
81,336	Siemens AG	$ 22,520,086
	Total Industrial Conglomerates	$22,520,086

	Insurance — 0.2%
133,310	Hiscox, Ltd.	$ 2,352,675
	Total Insurance	$2,352,675

Victory Pioneer International Equity Fund | 8/31/252

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Shares		Value
	IT Services — 1.0%
63,569	Capgemini SE	$ 9,024,546
	Total IT Services	$9,024,546

	Life Sciences Tools & Services — 2.6%
35,125	Lonza Group AG	$ 24,922,982
	Total Life Sciences Tools & Services	$24,922,982

	Metals & Mining — 5.1%
1,147,900	Barrick Mining Corp.	$ 30,616,796
108,925	Teck Resources, Ltd., Class B	3,724,146
1,354,147	thyssenkrupp AG	14,327,465
	Total Metals & Mining	$48,668,407

	Oil, Gas & Consumable Fuels — 2.2%
254,700	Inpex Corp.	$ 4,344,304
396,947#+	Rosneft Oil Co. PJSC	—
228,777	Shell Plc (A.D.R.)	16,902,045
	Total Oil, Gas & Consumable Fuels	$21,246,349

	Pharmaceuticals — 2.5%
86,650	Novo Nordisk A/S (A.D.R.)	$ 4,892,259
191,780	Sanofi S.A.	19,054,698
	Total Pharmaceuticals	$23,946,957

	Semiconductors & Semiconductor Equipment — 4.5%
74,788(a)	Advanced Micro Devices, Inc.	$ 12,162,773
311,393	AIXTRON SE	4,580,457
703,000	Taiwan Semiconductor Manufacturing Co., Ltd.	26,467,040
	Total Semiconductors & Semiconductor Equipment	$43,210,270

	Specialty Retail — 2.4%
302,300	Shimamura Co., Ltd.	$ 22,369,238
	Total Specialty Retail	$22,369,238

	Technology Hardware, Storage & Peripherals — 6.1%
1,140,600	FUJIFILM Holdings Corp.	$ 26,992,444
630,060	Samsung Electronics Co., Ltd.	31,525,620
	Total Technology Hardware, Storage & Peripherals	$58,518,064

	Textiles, Apparel & Luxury Goods — 0.7%
10,506	LVMH Moet Hennessy Louis Vuitton SE	$ 6,190,568
	Total Textiles, Apparel & Luxury Goods	$6,190,568

3Victory Pioneer International Equity Fund | 8/31/25

Shares		Value
	Trading Companies & Distributors — 3.5%
407,382	Ashtead Group Plc	$ 29,961,171
50,235	Brenntag SE	3,108,751
	Total Trading Companies & Distributors	$33,069,922

	Total Common Stocks (Cost $719,734,707)	$919,671,878

	Preferred Stock — 1.3% of Net Assets
	Machinery — 1.3%
343,468(b)	Jungheinrich AG	$ 12,100,052
	Total Machinery	$12,100,052

	Total Preferred Stock (Cost $12,369,606)	$12,100,052

	SHORT TERM INVESTMENTS — 1.6% of Net Assets
	Open-End Fund — 1.6%
15,358,739(c)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 15,358,739
		$15,358,739

	TOTAL SHORT TERM INVESTMENTS (Cost $15,358,739)	$15,358,739

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.4% (Cost $747,463,052)	$947,130,669
	OTHER ASSETS AND LIABILITIES — 0.6%	$5,648,261
	net assets — 100.0%	$952,778,930

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2025, the value of these securities amounted to $41,257,500, or 4.3% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Victory Pioneer International Equity Fund | 8/31/254

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$—
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	—
Total Restricted Securities			$—
% of Net assets			0.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
5Victory Pioneer International Equity Fund | 8/31/25

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$21,158,605	$—	$21,158,605
Automobiles	—	9,518,219	—	9,518,219
Banks	—	191,951,306	—	191,951,306
Beverages	—	44,035,438	—	44,035,438
Biotechnology	5,869,600	—	—	5,869,600
Broadline Retail	—	5,453,717	—	5,453,717
Capital Markets	—	9,896,435	—	9,896,435
Construction & Engineering	—	20,558,198	—	20,558,198
Construction Materials	—	74,289,471	—	74,289,471
Consumer Staples Distribution & Retail	—	36,231,909	—*	36,231,909
Electrical Equipment	—	59,461,333	—	59,461,333
Financial Services	—	36,048,641	—	36,048,641
Health Care Equipment & Supplies	—	20,550,823	—	20,550,823
Household Durables	—	35,951,875	—	35,951,875
Independent Power and Renewable Electricity Producers	—	32,656,244	—	32,656,244
Industrial Conglomerates	—	22,520,086	—	22,520,086
Insurance	—	2,352,675	—	2,352,675
IT Services	—	9,024,546	—	9,024,546
Life Sciences Tools & Services	—	24,922,982	—	24,922,982
Metals & Mining	34,340,942	14,327,465	—	48,668,407
Oil, Gas & Consumable Fuels	16,902,045	4,344,304	—*	21,246,349
Pharmaceuticals	4,892,259	19,054,698	—	23,946,957
Semiconductors & Semiconductor Equipment	12,162,773	31,047,497	—	43,210,270
Specialty Retail	—	22,369,238	—	22,369,238
Technology Hardware, Storage & Peripherals	—	58,518,064	—	58,518,064
Textiles, Apparel & Luxury Goods	—	6,190,568	—	6,190,568
Trading Companies & Distributors	—	33,069,922	—	33,069,922
Preferred Stock	—	12,100,052	—	12,100,052
Open-End Fund	15,358,739	—	—	15,358,739
Total Investments in Securities	$89,526,358	$857,604,311	$—*	$947,130,669
* Securities valued at $0.
During the period ended August 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer International Equity Fund | 8/31/256